Cover	Mar. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 13, 2023
Entity File Number	001-08589
Entity Registrant Name	Kat Exploration, Inc.
Entity Central Index Key	0001474558
Entity Tax Identification Number	87-2737873
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2313 Hollyhill Lane
Entity Address, City or Town	Denton
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76205
City Area Code	(626)
Local Phone Number	429-2780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false